Condensed Consoldated Balance Sheet (Unaudited) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Current assets:
Cash	$ 306,730	$ 10,325
Prepaid expenses and other current assets	20,470	5,000
Total current assets	327,200	15,325
Non-current assets
Deferred financing costs	35,000	35,000
Total assets	362,200	50,325
Current liabilities:
Accounts payable and accrued expenses	1,047,196	1,073,786
Liability for stock to be issued	127,665	127,321
Deferred Officer’s salary	753,475	737,642
Related party interest payable	240,712	201,846
Dividends payable	10,589	2,442
Due to shareholders	49,630	41,343
Covid19 SBA loan	20,832	41,664
Convertible note payable, net of discount	35,000	35,000
Derivative liability	155,973	45,524
Convertible interest payable	7,249	3,801
Interest payable	1,750	875
Total current liabilities	2,450,072	2,311,244
Series C mandatory redeemable convertible preferred stock, net of discount, authorized 1000,000 shares, 146,084 and 239,025 shares issued and outstanding, respectively	103,584	196,083
Stockholders’ deficit:
Preferred stock, $.001 par value; 5,000,000 shares authorized, 610,000 and 610,000 shares issued and outstanding	610	610
Common stock, $.001 par value; 1,200,000,000 shares authorized, 616,351,592 and 446,385,628 shares issued and outstanding, respectively	616,352	446,386
Additional paid-in capital	27,461,035	25,955,367
Accumulated deficit	(30,269,453)	(28,859,365)
Total stockholders’ deficit	(2,191,456)	(2,457,002)
Total liabilities and stockholders’ deficit	$ 362,200	$ 50,325